RESTRICTED CASH	12 Months Ended
Sep. 30, 2025
Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
As at September 30, 2025, the Company held restricted cash balances of $55,394 (September 30, 2024 - $25,860). These balances represent proceeds received under the product development collaboration agreement dated March 10, 2021 (the
"PDC Agreement"), and the subscription agreement dated November 5, 2023, with BT DE Investments Inc., a wholly-owned subsidiary of British American Tobacco p.l.c (together with investments Inc., "BAT"), and are subject to contractual restrictions that limit their use for general corporate purposes. Accordingly, these amounts are presented separately in the consolidated statements of financial position and excluded from cash and cash equivalents in the consolidated statements of cash flows.

As of September 30, 2025, the Company had access to $10 million of previously restricted funds pursuant to a temporary waiver granted by BAT. The waiver permits use of these funds for general purposes through November 8, 2026, after which the original restrictions are reinstated. The Company has classified these funds as unrestricted cash based on the terms and substance of the arrangement.